RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 1,086	$ 779
Due to related parties	588	164
Other long-term liabilities – concession payments	1,531	1,440
Lease liabilities	526	434
Non-recourse borrowings	21,117	20,435
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,086	779
Financial instrument liabilities	2,229	965
Due to related parties	587	198
Lease liabilities	559	464
Corporate borrowings	2,556	2,156
Non-recourse borrowings	22,321	19,352
Interest payable on borrowings	10,172	7,888
Total	39,530	31,822
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	20	20
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,086	779
Financial instrument liabilities	559	400
Due to related parties	586	164
Lease liabilities	30	30
Corporate borrowings	249	0
Non-recourse borrowings	2,027	1,818
Interest payable on borrowings	1,368	912
Total	5,907	4,104
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	2	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	1,018	358
Due to related parties	1	34
Lease liabilities	116	129
Corporate borrowings	664	317
Non-recourse borrowings	7,904	6,926
Interest payable on borrowings	4,141	2,989
Total	13,850	10,759
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	6	6
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	652	207
Due to related parties	0	0
Lease liabilities	413	305
Corporate borrowings	1,643	1,839
Non-recourse borrowings	12,390	10,608
Interest payable on borrowings	4,663	3,987
Total	19,773	16,959
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 12	$ 13